Equity - Narrative Distribution of funds (Details) € / shares in Units, € in Millions	1 Months Ended					8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2025 EUR (€) € / shares	Dec. 31, 2024 € / shares shares	Jan. 31, 2024 EUR (€)	Dec. 31, 2022 shares	Feb. 28, 2022 EUR (€)	Nov. 21, 2024 EUR (€) € / shares shares	Nov. 11, 2022 € / shares shares	Nov. 10, 2023 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) installment € / shares shares		Dec. 31, 2023 EUR (€) installment € / shares shares	Dec. 31, 2022 EUR (€) € / shares	Nov. 30, 2024 EUR (€) shares
Shares of the Parent Company
Dividends proposed (in EUR per share) | € / shares									€ 0.14		€ 0.13
Dividend distribution, number of installments | installment									4		4
Dividends proposed									€ 785
Dividend distribution, number of installments made in the year | installment									3
Dividends paid (in EUR per share) | € / shares									€ 0.10			€ 0.12
Dividends recognised as distributions to owners									€ 723		€ 621	€ 354
Repurchase of treasury shares (in shares) | shares									176,832,266
Acquisition of treasury shares									€ 1,507	[1]	€ 291	312
Cancellation of treasury shares (in shares) | shares									157,646,220		78,301,011
November 2024 Program
Shares of the Parent Company
Target repurchase program (in shares) | shares													150,000,000
Aggregate repurchase price													€ 900
Weighted average share price (in EUR per share) | € / shares		€ 4.14
January 2024 Program
Shares of the Parent Company
Aggregate repurchase price			€ 600
Repurchase of treasury shares (in shares) | shares						157,646,220
Weighted average share price (in EUR per share) | € / shares						€ 3.81
Share repurchase program, term			2 years
Acquisition of treasury shares						€ 600
February 2022 Program
Shares of the Parent Company
Aggregate repurchase price					€ 600
Repurchase of treasury shares (in shares) | shares							63,963,583	78,301,011
Weighted average share price (in EUR per share) | € / shares							€ 4.69	€ 3.83
Acquisition of treasury shares								€ 300				300
Repurchase period					2 years
Cancellation of treasury shares (in shares) | shares				63,963,583
First, second and third
Shares of the Parent Company
Dividends recognised as distributions to owners									€ 548
Four
Shares of the Parent Company
Dividends recognised as distributions to owners												665
Total dividend paid
Shares of the Parent Company
Dividends recognised as distributions to owners											€ 709
Total shareholders’ equity
Shares of the Parent Company
Number of shares issued (in shares) | shares		5,605,850,345							5,605,850,345		5,613,496,565
Dividends recognised as distributions to owners									€ 714		€ 611	337
Acquisition of treasury shares									€ 1,507	[1]	€ 291	€ 312
Forecast
Shares of the Parent Company
Dividends paid (in EUR per share) | € / shares	€ 0.03
Forecast | November 2024 Program
Shares of the Parent Company
Repurchase of treasury shares (in shares) | shares		19,186,046
Forecast | Fourth
Shares of the Parent Company
Dividends recognised as distributions to owners	€ 161

[1]	In connection with the share buyback program launched in November 2024, Nokia has recorded a liability and a reduction of reserve for invested unrestricted equity of EUR 821 million to reflect Nokia’s commitment under the agreement with a third-party broker conducting the share repurchases on Nokia’s behalf. For more information on Nokia’s share buyback programs, refer to Note 5.1. Equity